Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 40,983,836	$ 30,535,845	$ 18,650,279
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	36,608,168	24,179,633	18,677,574
Payment of drydocking costs	(2,922,922)		(6,780)
Share-based compensation	728,589	796,760	842,034
Amortization of deferred financing costs	2,154,864	959,210	275,625
Unrealized foreign exchange	23,274	27,489	(11,031)
Changes in operating assets and liabilities
Accounts receivable	(7,963,729)	(2,570,404)	2,115,829
Inventories	(1,102,855)	(372,516)	(855,116)
Prepaid expenses and other current assets	(2,276,611)	(6,381,560)	2,761,269
Accounts payable and other liabilities	12,894,233	7,787,706	2,532,954
Long-term accounts receivable	(316,559)
Net cash provided by operating activities	78,810,288	54,962,163	44,982,637
Cash flows from investing activities
Payment to acquire vessels	(426,118,733)	(147,454,659)
Payment for vessels under construction	(40,086,598)	(44,931,101)	(85,526,666)
Purchase of other property, plant and equipment	(93,352)	(403,739)	(50,170)
Release of short-term investments	20,000,000
Placement of short-term investments	(10,000,000)	(10,000,000)
Net cash used in investing activities	(456,298,683)	(202,789,499)	(85,576,836)
Cash flows from financing activities
Proceeds from secured term loan facilities	243,000,000	206,528,261	53,471,739
Direct financing costs of secured term loan facilities	(6,866,564)	(2,700,000)	(900,000)
Repayment of secured term loan facilities	(35,751,183)	(107,649,916)	(7,114,331)
Proceeds from 9% senior unsecured bond		125,000,000
Issuance costs of 9% senior unsecured bond	(113,645)	(3,645,655)
Proceeds from issuance of stock	246,570,000	46,875,000	15,625,000
Issuance costs of stock	(15,480,485)	(25,253)	(356,550)
Dividends paid		(2,419,219)	(9,640,336)
Net cash provided by financing activities	431,358,123	261,963,218	51,085,522
Net increase in cash and cash equivalents	53,869,728	114,135,882	10,491,323
Cash and cash equivalents at beginning of year	140,870,317	26,734,435	16,243,112
Cash and cash equivalents at end of year	194,740,045	140,870,317	26,734,435
Supplemental Information
Total interest paid during the year, net of amounts capitalized	24,242,786	6,166,338	2,099,318
Total tax paid during the year	$ 171,056	$ 165,105	$ 73,361